UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2014

Date of Reporting Period: 12/31/2013

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2013

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		--------------
COMMON STOCKS -- 93.50%
	Consumer Discretionary - Automobiles &
	Components -- 0.87%
450,000	Johnson Controls, Inc.	$ 23,085,000
		--------------
	Consumer Discretionary - Durables &
	Apparel -- 3.03%
552,014	Polaris Industries Inc.	80,395,319
		--------------
	Consumer Discretionary - Media -- 2.23%
2,000,000	Gannett Co., Inc.	59,160,000
		--------------
	Consumer Discretionary -
	Retailing -- 11.01%
2,388,018	LKQ Corporation *	78,565,792
642,476	O'Reilly Automotive, Inc. *	82,693,086
856,160	Penske Automotive Group, Inc.	40,376,506
704,786	Sally Beauty Company, Inc. *	21,305,681
875,000	Signet Jewelers Limited	68,862,500
		--------------
		291,803,565
		--------------
	Consumer Staples - Food & Staples
	Retailing -- 4.34%
2,000,000	Walgreen Co.	114,880,000
		--------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 5.31%
1,300,000	Lorillard, Inc.	65,884,000
550,000	Philip Morris International Inc.	47,921,500
845,446	Seneca Foods Corporation - Class A *	26,961,273
		--------------
		140,766,773
		--------------
	Energy -- 4.59%
727,345	Kinder Morgan Management, LLC *	55,030,899
1,850,000	Kinder Morgan, Inc.	66,600,000
		--------------
		121,630,899
		--------------
	Financials - Diversified -- 4.95%
604,505	Affiliated Managers Group, Inc. *	131,105,044
		--------------
	Financials - Insurance -- 5.40%
1,075,000	Aon plc	90,181,750
1,100,000	Loews Corporation	53,064,000
		--------------
		143,245,750
		--------------
	Financials - Real Estate -- 2.56%
2,575,000	CBRE Group Inc. *	67,722,500
		--------------
	Health Care - Equipment &
	Services -- 6.45%
300,000	C.R. Bard, Inc.	40,182,000
657,500	Covidien plc	44,775,750
986,254	DaVita HealthCare Partners Inc. *	62,498,916
335,100	Sirona Dental Systems, Inc. *	23,524,020
		--------------
		170,980,686
		--------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 15.86%
1,500,000	Gilead Sciences, Inc. *	112,725,000
154,400	Mettler-Toledo International Inc. *	37,455,896

450,000	Pfizer Inc.	13,783,500
825,688	Thermo Fisher Scientific Inc.	91,940,359
1,400,000	Valeant Pharmaceuticals
	International, Inc. *	164,360,000
		--------------
		420,264,755
		--------------
	Industrials - Capital Goods -- 5.67%
721,100	Snap-on Incorporated	78,974,872
278,910	W.W. Grainger, Inc.	71,239,192
		--------------
		150,214,064
		--------------
	Industrials - Commercial & Professional
	Services -- 3.17%
1,853,000	Copart, Inc. *	67,912,450
350,000	Nielsen Holdings N.V.	16,061,500
		--------------
		83,973,950
		--------------
	Information Technology - Hardware &
	Equipment -- 2.29%
900,000	Motorola Solutions, Inc.	60,750,000
		--------------
	Information Technology - Software &
	Services -- 9.23%
80,000	MasterCard Incorporated - Class A	66,836,800
1,300,000	MICROS Systems, Inc. *	74,581,000
1,650,000	Microsoft Corporation	61,759,500
950,000	Oracle Corporation	36,347,000
73,300	Solera Holdings, Inc.	5,186,708
		--------------
		244,711,008
		--------------
	Materials -- 6.54%
796,600	AptarGroup, Inc.	54,017,446
1,390,401	Ball Corporation	71,828,116
725,224	Stepan Company	47,596,451
		--------------
		173,442,013
		--------------
	TOTAL COMMON STOCKS
	(cost $1,281,228,924)	2,478,131,326
		--------------

SHORT-TERM INVESTMENTS -- 6.44%
	Commercial Paper - 6.34%
$7,025,000	Plains All American Pipeline, L.P.
	01/03/14, 0.23%	7,024,955
3,400,000	Nissan Motor Acceptance Corporation
	01/06/14, 0.30%	3,399,887
10,000,00	Valspar Corporation (The) 01/06/14, 0.25%	9,999,722
6,000,000	Clorox Company (The) 01/07/14, 0.20%	5,999,833
10,000,00	Integrys Energy Group, Inc.
	01/07/14, 0.20%	9,999,722
1,750,000	Bacardi Corporation 01/08/14, 0.24%	1,749,930
3,000,000	Bacardi Corporation 01/08/14, 0.25%	2,999,875
5,000,000	VW Credit, Inc. 01/08/14, 0.26%	4,999,783
6,000,000	Valspar Corporation (The) 01/09/14, 0.23%	5,999,732
10,000,00	VW Credit, Inc. 01/10/14, 0.23%	9,999,489
7,750,000	B.A.T. International Finance p.l.c.
	01/13/14, 0.25%	7,749,408
999,000	Hitachi Capital America Corp.
	01/13/14, 0.30%	998,908
525,000	Integrys Energy Group, Inc. 01/13/14, 0.21%	524,966
3,350,000	B.A.T. International Finance p.l.c.
	01/14/14, 0.25%	3,349,721
7,250,000	Nissan Motor Acceptance Corporation
	01/14/14, 0.28%	7,249,323
3,000,000	Rockwell Automation, Inc. 01/14/14, 0.15%	2,999,850
1,264,000	Nissan Motor Acceptance Corporation
	01/15/14, 0.25%	1,263,886
5,950,000	Southern Company (The) 01/15/14, 0.17%	5,949,635
3,500,000	Valspar Corporation (The) 01/15/14, 0.25%	3,499,684
7,500,000	Michelin Luxembourg S.C.S. 01/16/14, 0.23%	7,499,329

536,000	Hitachi America Capital, Ltd.
	01/17/14, 0.35%	535,922
4,725,000	VW Credit, Inc. 01/17/14, 0.22%	4,724,567
1,600,000	B.A.T. International Finance p.l.c.
	01/21/14, 0.27%	1,599,772
4,775,000	Nissan Motor Acceptance Corporation
	01/21/14, 0.30%	4,774,244
2,200,000	Bacardi Corporation 01/22/14, 0.25%	2,199,694
2,000,000	Bacardi U.S.A., Inc. 01/22/14, 0.23%	1,999,745
3,725,000	Harley-Davidson Financial Services, Inc.
	01/22/14, 0.17%	3,724,648
3,000,000	SABMiller Holdings Inc. 01/23/14, 0.27%	2,999,528
10,000,00	B.A.T. International Finance p.l.c.
	01/24/14, 0.25%	9,998,472
6,250,000	B.A.T. International Finance p.l.c.
	01/24/14, 0.25%	6,249,045
1,650,000	Harley-Davidson Financial Services, Inc.
	01/27/14, 0.17%	1,649,805
1,500,000	Integrys Energy Group, Inc. 01/27/14, 0.19%	1,499,802
7,325,000	Harley-Davidson Financial Services, Inc.
	01/28/14, 0.17%	7,324,101
2,950,000	Southern Company (The) 01/30/14, 0.16%	2,949,633
4,900,000	Pacific Gas and Electric Company
	01/31/14, 0.20%	4,899,211
2,250,000	Harley-Davidson Financial Services, Inc.
	02/18/14, 0.19%	2,249,442
5,375,000	Westpac Banking Corporation 03/26/14, 0.14%	5,373,265
		--------------
		168,008,534
		--------------
	Variable Rate Security - 0.10%
2,721,896	Fidelity Institutional Money Market
	Fund - Class I	2,721,896
		--------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $170,730,430)	170,730,430
		--------------
	TOTAL INVESTMENTS
	(cost $1,451,959,354) - 99.94%	2,648,861,756
		--------------

	OTHER ASSETS, NET OF LIABILITIES - 0.06%	1,506,018
		--------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$2,650,367,774
		--------------
		--------------

% Of net assets.
* Non-income producing.

As of December 31, 2013, investment cost for federal tax purposes was
$1,451,959,354 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation		$1,197,182,127
Unrealized depreciation		(279,725)
	-	-------------
Net unrealized appreciation		$1,196,902,402
	-	-------------
	-	-------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$2,478,131,326
Variable Rate Security	2,721,896
Level 2 -
Commercial Paper	168,008,534
Level 3 -
None	--
--------------
Total	$2,648,861,756
--------------
--------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/06/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 02/06/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/06/2014